Investments in Equity and Debt Securities	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in Equity and Debt Securities	Investments in Equity and Debt Securities
Equity Investments in Non-consolidated Affiliates
The Company holds investments in equity securities of various companies which are accounted for using the equity method when the Company has the ability to exercise significant influence, but not control, over the investee. The carrying amount of these investments at December 31, 2023 and 2022 was $22 million and $23 million, respectively, and includes approximately 28% of the registered share capital of DQS Holding GmbH (“DQS”), a global management system assessment company headquartered in Germany. The carrying amount of the Company’s investment in DQS was $21 million in both of the years ended December 31, 2023 and 2022.
The Company holds investments in equity securities of various companies, certain of which comprise less than 10% of the applicable company’s outstanding equity securities and are included within equity investments in non-consolidated affiliates in the Company’s Consolidated Balance Sheets. The Company accounts for these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The carrying amount of these investments was $42 million and $39 million at December 31, 2023 and 2022, respectively. During the year ended December 31, 2022, the Company remeasured certain investments to fair value as a result of observable price changes in orderly transactions of the same issuer, resulting in unrealized gains of $11 million which were recorded within other (expense) income, net. In addition, during the year ended December 31, 2022, the Company remeasured certain investments to fair value as a result of observable price changes in orderly transactions of the same issuer that occurred in 2021, resulting in unrealized gains of $11 million, which were recorded within other (expense) income, net. The impact of this correction was not material to the year ended December 31, 2022 or any prior period. Fair value was determined primarily based on observable pricing information from issuances of identical or similar equity instruments, which is a Level 2 input in the fair value hierarchy.
Variable Interest Investment
The Company owns 70% of the equity interests of UL-CCIC Company Limited (“UL-CCIC”), an entity formed under the laws of the People’s Republic of China (“P.R.C”). The remaining 30% of the equity interests are owned by China Certification & Inspection (Group) Co., Ltd. (“CCIC”), a Chinese state-owned enterprise. UL-CCIC offers product safety testing services enabling its customers to access North American and other international markets, Electromagnetic Compatibility (“EMC”) and commercial inspection and testing services. UL-CCIC provides local voluntary certification schemes to help their customers differentiate their products within the China market. UL-CCIC also offers China Compulsory Certification (“CCC”) testing services under some product categories, which is approved by the Certification and Accreditation Administration P.R.C. and market access agency services to manufacturers outside of the P.R.C. to help them obtain the CCC mark.
UL-CCIC is governed by an agreement first entered into in June 2002, and has been amended from time to time. UL-CCIC was established with an initial duration of 10 years, starting from the date that it obtained its business license. In October 2022, the Company amended and restated its agreement with CCIC in respect of UL-CCIC. The amended and restated agreement expires in January 2033. The amendment and restatement of this agreement did not have a material financial statement impact to the Company.
The board of directors of UL-CCIC consists of up to seven directors, with four appointed by UL Solutions and three by CCIC. The chair of the UL-CCIC board of directors is appointed by UL Solutions and the vice chair by CCIC. UL-CCIC has a general manager, who is in charge of the day-to-day management of UL-CCIC and reports to the UL-CCIC board of directors. UL Solutions has the exclusive right to nominate the general manager and CCIC has the exclusive right to nominate the deputy general manager. The Company is not contractually required to provide additional financing support to UL-CCIC.
The Company determined that it is the primary beneficiary of UL-CCIC because UL Solutions has the power to direct many of the activities that most significantly impact the performance of the entity through its right to appoint a majority of the directors on UL-CCIC’s board of directors, as well as the exclusive right to nominate the general manager. Pursuant to the governing documents of UL-CCIC, certain decisions and actions of its board of directors require either unanimous approval or the approval of two-thirds of the directors, while certain other matters require either unanimous approval or the approval of a supermajority of the voting rights of the shareholders; however, the Company believes that such decisions and actions are not the most significant to the performance of UL-CCIC. As such, the Company consolidates UL-CCIC as a variable interest entity (“VIE”). The profits and losses of UL-CCIC are shared by the parties in proportion to their respective contributions to its registered capital. Such equity interest represents the Company’s variable interest in UL-CCIC and provides for participation in both the risk of loss and future economic gains.
UL-CCIC is a separate legal entity and its assets are legally owned by UL-CCIC and are not available to the Company’s creditors. UL-CCIC assets of $178 million and $164 million and liabilities of $82 million and $72 million, inclusive of intercompany eliminations, were included in the Company’s Consolidated Balance Sheets at December 31, 2023 and 2022, respectively.
Investments in Equity Securities
The Company holds investments in equity securities of various companies, certain of which comprise less than 10% of the applicable company’s outstanding equity securities and are included within other assets in the Company’s Condensed Consolidated Balance Sheets. The Company accounts for these investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The carrying amount of these investments was $42 million for both periods ended June 30, 2024 and December 31, 2023.
The Company owns 70% of the issued and outstanding equity interests of UL-CCIC Company Limited (“UL-CCIC”), an entity formed under the laws of the People’s Republic of China. The Company determined that it is the primary beneficiary of UL-CCIC and assets of $154 million and $178 million and liabilities of $79 million and $82 million, inclusive of intercompany eliminations, were included in the Company’s Condensed Consolidated Balance Sheets at June 30, 2024 and December 31, 2023, respectively.